Stated Capital	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Stated Capital
22.	STATED CAPITAL
	Stated capital	3,622.5	3,622.5

		3,622.5	3,622.5

	Number of shares in issue	Number of shares in issue
In issue at 1 January[3]	821,532,707	821,525,435
Exercise of employee share options	—	7,272

In issue at 31 December	821,532,707	821,532,707

Authorised	2,000,000,000	2,000,000,000

Authorised and issued

As approved by shareholders at the Annual General Meeting (“AGM”) on 24 May 2017, the 1,000,000,000 authorised shares of the Company at the time having a par value of 50 cents each were converted into 1,000,000,000 ordinary no par value shares. Furthermore, subsequent to the conversion to no par value shares, in terms of S36(2)(a) of the South African Companies Act, the 1,000,000,000 ordinary no par value shares were increased to 2,000,000,000 ordinary no par value shares.

Holders of the shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company.

In terms of the general authority granted by shareholders at the AGM on 22 May 2018, the authorised but unissued ordinary stated capital of the Company representing not more than 5% of the issued stated capital of the Company from time to time at that date, after setting aside so many ordinary shares as may be required to be allotted and issued pursuant to the share incentive schemes, was placed under the control of the directors. This authority expires at the next annual general meeting where shareholders will be asked to place under the control of the directors the authorised but unissued ordinary stated capital of the Company representing not more than 5% of the issued stated capital of the Company from time to time.

In terms of the JSE Listings Requirements, shareholders may, subject to certain conditions, authorise the directors to issue the shares held under their control for cash, other than by means of a rights offer, to shareholders. In order that the directors of the Company may be placed in a position to take advantage of favourable circumstances which may arise for the issue of such shares for cash, without restriction, for the benefit of the Company, shareholders will be asked to consider a special ordinary resolution to this effect at the forthcoming AGM.

[1]

Comprises US$1.7 million (2017: US$5.1 million) relating to Australian oil derivative contracts, US$3.0 million (2017: US$9.0 million) relating to Ghanaian oil derivative contracts, US$2.4 million (2017: US$nil) relating to Ghanaian gold derivative contracts, US$nil million (2017: US$10.9 million) relating to gold derivative contracts at South Deep and US$1.2 million (US$nil) relating to Peruvian copper derivative contracts. Refer note 38 for further details.

[2]	Relates to the sale of mining fleet at Tarkwa as part of the transition to contractor mining.
[3]

The total number of ordinary shares in issue per the consolidated financial statements has been adjusted by 918,490 shares to aligned with the statutory records of the company. No impact on stated capital, earnings, diluted earnings and headline earnings per share.

Repurchase of shares

The Company has not exercised the general authority granted to buy back shares from its issued ordinary stated capital granted at the AGM held on 22 May 2018. Currently, the number of ordinary shares that may be bought back in any one financial year may not exceed 20% of the issued ordinary share capital as of 22 May 2018. At the next AGM, shareholders will be asked to renew the general authority for the acquisition by the Company, or a subsidiary of the Company, of its own shares.

Beneficial shareholding

The following beneficial shareholders hold 5% or more of the Company’s listed ordinary shares at 31 December 2018:

	Number of shares	% of issued ordinary shares
Government Employees Pension Fund	60,064,445	7.31%
VanEck Vectors Gold Miners ETF	58,229,560	7.09%
Market Vectors Junior Gold Mines ETF	47,680,319	5.80%